Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit	12 Months Ended
	Dec. 31, 2022 shares
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date	1,358,459,707
Exchange Ratio	0.1413
Redeemable Preference Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date	470,588,235
Exchange Ratio	0.001413
Class B Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date	452,941,177
Exchange Ratio	0.001413
Class A-1 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date	73,306,184
Exchange Ratio	0.001413
Class A-2 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date	138,737,629
Exchange Ratio	0.001413
Class A-3 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date	1,281,976	[1]
Exchange Ratio	0.001413	[1]
Class A Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date	71,551,672
Exchange Ratio	0.001413
Class B Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date	150,052,834
Exchange Ratio	0.001413
Class A Common Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	127,949,403
Class A Common Stock [Member] | Redeemable Preference Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	66,494,117
Class A Common Stock [Member] | Class A-1 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	10,358,162
Class A Common Stock [Member] | Class A-2 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	19,603,624
Class A Common Stock [Member] | Class A-3 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	181,143	[1]
Class A Common Stock [Member] | Class A Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	10,109,892
Class A Common Stock [Member] | Class B Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	21,202,465
Class B Common Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	64,000,588
Class B Common Stock [Member] | Class B Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	64,000,588

[1]	The Company issued Convertible Preferred Stock Class A-3 immediately prior to the Closing of the Business Combination to settle certain notes payable (see Note 10, Notes Payable). These shares converted into a commitment to issue Class A Common Stock upon the Closing.